INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of inventories

		Consolidated
	12/31/2024	12/31/2023
Finished goods	4,250,175	3,856,491
Work in progress	3,976,448	3,316,396
Raw materials	2,845,578	2,607,079
Storeroom supplies	1,255,176	1,225,963
Advances to suppliers	23,463	85,623
Provision for losses	(149,927)	(121,871)
	12,200,913	10,969,681

Classified:
Current	10,439,741	9,557,578
Non-current (1)	1,761,172	1,412,103
	12,200,913	10,969,681

(1)	Long-term inventories of iron ore that will be processed when implementing new beneficiation plants, which will generate Pellet Feed as a product. The start of operations is scheduled for the fourth quarter of 2027.

Schedule of changes in expected losses on inventories

		Consolidated
	12/31/2024	12/31/2023
Opening balance	(121,871)	(96,493)
Reversal/(Provision for losses) on inventories with low turnover and obsolescence	(28,056)	(25,378)
Closing balance	(149,927)	(121,871)